SHARE-BASED PAYMENTS - Employee Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangements [Abstract]
Share option plan, equity settled	$ 14	$ 16
Long-term share unit award incentive plan	49	57
Share-based compensation expense	63	73
Total carrying amount of liabilities for cash settled arrangements	96	79
Total intrinsic value of liability for vested benefits	$ 57	$ 36